Financial risk management and fair value estimates (Details 2) $ in Millions	Jun. 30, 2020 ARS ($) Tonne	Jun. 30, 2019 ARS ($) Tonne
Disclosure of financial assets [line items]
Derivatives at fair value	$ 16	$ 44
Agricultural Business [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	573,902	848,590
Margin	$ 196	$ 257
Premium paid or (collected)	(8)	(6)
Derivatives at fair value	(8)	(134)
Gain / (Loss) for valuation at fair value at year-end	$ 229	$ 75
Agricultural Business [Member] | Futures Contract [Member] | Sale Futures [Member] | Corn [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	152,531	123,905
Margin	$ 70	$ 35
Premium paid or (collected)
Derivatives at fair value	(23)	(40)
Gain / (Loss) for valuation at fair value at year-end	$ 7	$ (47)
Agricultural Business [Member] | Futures Contract [Member] | Sale Futures [Member] | Soybeans [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	86,421	184,592
Margin	$ 60	$ 129
Premium paid or (collected)
Derivatives at fair value	(23)	(51)
Gain / (Loss) for valuation at fair value at year-end	$ 227	$ (29)
Agricultural Business [Member] | Futures Contract [Member] | Sale Futures [Member] | Wheat [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	86,421	26,200
Margin	$ 10	$ 9
Premium paid or (collected)
Derivatives at fair value	3
Gain / (Loss) for valuation at fair value at year-end
Agricultural Business [Member] | Futures Contract [Member] | Sale Futures [Member] | Ethanol [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	600	1,500
Margin
Premium paid or (collected)
Derivatives at fair value
Gain / (Loss) for valuation at fair value at year-end	$ (8)	$ 5
Agricultural Business [Member] | Futures Contract [Member] | Purchase futures [Member] | Corn [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	46,480	86,262
Margin	$ (21)	$ (2)
Premium paid or (collected)
Derivatives at fair value	8	4
Gain / (Loss) for valuation at fair value at year-end		$ 4
Agricultural Business [Member] | Futures Contract [Member] | Purchase futures [Member] | Soybeans [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	16,665	61,284
Margin	$ 22	$ (21)
Premium paid or (collected)
Derivatives at fair value	5	6
Gain / (Loss) for valuation at fair value at year-end		$ 6
Agricultural Business [Member] | Futures Contract [Member] | Purchase futures [Member] | Wheat [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	17,700	4,100
Margin	$ (3)	$ (1)
Premium paid or (collected)
Derivatives at fair value	1	(1)
Gain / (Loss) for valuation at fair value at year-end		$ (1)
Agricultural Business [Member] | Futures Contract [Member] | Sale Futures [Member] | Livestock [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	54,450	6,930
Margin
Premium paid or (collected)
Derivatives at fair value
Gain / (Loss) for valuation at fair value at year-end	$ (9)
Agricultural Business [Member] | Futures Contract [Member] | Sale Futures [Member] | Cotton [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	893	423
Margin
Premium paid or (collected)
Derivatives at fair value	13	4
Gain / (Loss) for valuation at fair value at year-end
Agricultural Business [Member] | Option contract [member] | Sale Put Options [Member] | Corn [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	40,265	25,949
Margin
Premium paid or (collected)
Derivatives at fair value	(23)	(21)
Gain / (Loss) for valuation at fair value at year-end	$ (24)	$ (9)
Agricultural Business [Member] | Option contract [member] | Sale Put Options [Member] | Soybeans [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	35,572	54,407
Margin
Premium paid or (collected)
Derivatives at fair value	(5)	(66)
Gain / (Loss) for valuation at fair value at year-end	$ 47	106
Agricultural Business [Member] | Option contract [member] | Sale Put Options [Member] | Wheat [Member]
Disclosure of financial assets [line items]
Margin
Premium paid or (collected)		1
Derivatives at fair value
Gain / (Loss) for valuation at fair value at year-end		$ (1)
Agricultural Business [Member] | Option contract [member] | Sale Put Options [Member] | Livestock [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne		16,500
Margin
Premium paid or (collected)
Derivatives at fair value		(1)
Gain / (Loss) for valuation at fair value at year-end	$ (1)
Agricultural Business [Member] | Option contract [member] | Sale Put Options [Member] | Cotton [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	625	1,473
Margin
Premium paid or (collected)
Derivatives at fair value	(5)	(1)
Gain / (Loss) for valuation at fair value at year-end
Agricultural Business [Member] | Option contract [member] | Purchase Put Option [Member] | Corn [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne
Margin
Premium paid or (collected)		(1)
Derivatives at fair value	(7)
Gain / (Loss) for valuation at fair value at year-end		1
Agricultural Business [Member] | Option contract [member] | Purchase Put Option [Member] | Soybeans [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	1,000
Margin
Premium paid or (collected)
Derivatives at fair value	(5)
Gain / (Loss) for valuation at fair value at year-end
Agricultural Business [Member] | Option contract [member] | Purchase Put Option [Member] | Wheat [Member]
Disclosure of financial assets [line items]
Margin
Premium paid or (collected)		(1)
Derivatives at fair value
Gain / (Loss) for valuation at fair value at year-end		$ 1
Agricultural Business [Member] | Option contract [member] | Sale Call Options [Member] | Corn [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	89,700	108,900
Margin	$ 52	$ 54
Premium paid or (collected)	(5)	6
Derivatives at fair value	31	14
Gain / (Loss) for valuation at fair value at year-end		$ 4
Agricultural Business [Member] | Option contract [member] | Sale Call Options [Member] | Soybeans [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	89,700	131,765
Margin	$ 2	$ 52
Premium paid or (collected)	(17)	(1)
Derivatives at fair value	28	24
Gain / (Loss) for valuation at fair value at year-end		$ 26
Agricultural Business [Member] | Option contract [member] | Sale Call Options [Member] | Wheat [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne	8,000	14,400
Margin	$ 4	$ 2
Premium paid or (collected)		(1)
Derivatives at fair value	3	4
Gain / (Loss) for valuation at fair value at year-end		6
Agricultural Business [Member] | Option contract [member] | Purchased Call Options [Member] | Corn [Member]
Disclosure of financial assets [line items]
Margin
Premium paid or (collected)		(1)
Derivatives at fair value		(9)
Gain / (Loss) for valuation at fair value at year-end		3
Agricultural Business [Member] | Option contract [member] | Purchased Call Options [Member] | Soybeans [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne
Margin
Premium paid or (collected)	9	(8)
Derivatives at fair value	(4)
Gain / (Loss) for valuation at fair value at year-end
Agricultural Business [Member] | Option contract [member] | Purchased Call Options [Member] | Wheat [Member]
Disclosure of financial assets [line items]
Commodities (in tons) | Tonne
Margin
Premium paid or (collected)	5
Derivatives at fair value	(5)
Gain / (Loss) for valuation at fair value at year-end